Subsequent Events (Details)				1 Months Ended
	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	May 29, 2019 $ / shares shares	Nov. 30, 2018 HKD ($)	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	May 31, 2019 USD ($)	May 28, 2019 $ / shares	Apr. 24, 2019 USD ($) $ / shares shares	Apr. 23, 2019 USD ($)	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Nov. 30, 2018 USD ($)	Aug. 31, 2018 HKD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)
Subsequent events
Ordinary shares, par value (in US$ per share) | $ / shares											$ 0.10	$ 0.10
Accounts receivable											$ 42,273,000	$ 40,176,000
Inventories											17,612,000	12,309,000
Accounts payable											30,764,000	25,625,000
Revolving loan facility
Subsequent events
Aggregate amount of credit facilities				$ 234,000,000									$ 30,000,000
Term				3 years
Amount drawn from the credit facility											0	0
Revolving loan facility | HIBOR
Subsequent events
Basis spread on variable rate				0.85%
Unsecured credit facility
Subsequent events
Aggregate amount of credit facilities					$ 400,000,000									$ 507,000,000	$ 65,000,000	$ 51,282,000
Unsecured credit facility | Term loan
Subsequent events
Aggregate amount of credit facilities					$ 210,000,000											26,923,000
Term					3 years	3 years
Amount of upfront fee					$ 1,575,000	$ 202,000
Unsecured credit facility | Term loan | HIBOR
Subsequent events
Basis spread on variable rate					1.50%	1.50%
Unsecured credit facility | Revolving loan facility
Subsequent events
Aggregate amount of credit facilities					$ 190,000,000											$ 24,359,000
Term					18 months	18 months
Amount drawn from the credit facility											0	$ 0
Unsecured credit facility | Revolving loan facility | HIBOR
Subsequent events
Basis spread on variable rate					1.25%	1.25%
Seroquel
Subsequent events
Accounts receivable											1,700,000
Inventories											600,000
Long-term prepayment											1,300,000
Accounts payable											1,300,000
Seroquel | Adjustment
Subsequent events
Accounts receivable											0
Inventories											0
Long-term prepayment											0
Accounts payable											$ 0
Subsequent Events
Subsequent events
Authorized share capital									$ 150,000,000	$ 75,000,000
Additional authorized share capital (in shares) | shares			750,000,000						75,000,000
Stock split ratio			10
Ordinary shares, par value (in US$ per share) | $ / shares			$ 0.10					$ 1.00	$ 1.00
Subsequent Events | Unsecured credit facility
Subsequent events
Aggregate amount of credit facilities	$ 400,000,000						$ 51,282,000
Subsequent Events | Unsecured credit facility | Term loan
Subsequent events
Aggregate amount of credit facilities	$ 210,000,000						26,923,000
Term	3 years	3 years
Amount of upfront fee	$ 819,000	$ 105,000
Amount drawn from the credit facility							0
Subsequent Events | Unsecured credit facility | Term loan | HIBOR
Subsequent events
Basis spread on variable rate	0.85%	0.85%
Subsequent Events | Unsecured credit facility | Revolving loan facility
Subsequent events
Aggregate amount of credit facilities	$ 190,000,000						24,359,000
Term	3 years	3 years
Amount drawn from the credit facility							$ 0
Subsequent Events | Unsecured credit facility | Revolving loan facility | HIBOR
Subsequent events
Basis spread on variable rate	0.85%	0.85%